Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Northrop Grumman Corp.
01/15/2028	3.250%	195,000	204,643
10/15/2047	4.030%	295,000	334,147
Total			538,790
Automotive 0.0%
Ford Motor Co.
01/15/2043	4.750%	315,000	274,057
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	110,000	114,760
07/23/2030	3.194%	685,000	706,278
Capital One Financial Corp.
01/31/2028	3.800%	185,000	194,996
Citigroup, Inc.(a)
03/20/2030	3.980%	770,000	836,628
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	105,000	118,158
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	560,000	668,896
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	1,660,000	1,647,975
Morgan Stanley(a)
01/23/2030	4.431%	380,000	426,860
Wells Fargo & Co.
01/24/2029	4.150%	280,000	310,584
Subordinated
11/04/2044	4.650%	460,000	531,032
Total			5,556,167
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	425,000	451,618
Comcast Corp.
08/15/2047	4.000%	343,000	377,670
11/01/2052	4.049%	329,000	366,155
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	363,859
Time Warner Cable LLC
09/15/2042	4.500%	270,000	264,727
Total			1,824,029
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Dow Chemical Co. (The)(b)
05/15/2049	4.800%	268,000	295,825
DowDuPont, Inc.
11/15/2048	5.419%	125,000	158,270
LYB International Finance III LLC(c)
10/15/2049	4.200%	125,000	124,340
Total			578,435
Diversified Manufacturing 0.0%
3M Co.
08/26/2049	3.250%	95,000	95,152
United Technologies Corp.
06/01/2042	4.500%	255,000	305,274
11/16/2048	4.625%	105,000	130,906
Total			531,332
Electric 0.1%
Appalachian Power Co.
05/15/2044	4.400%	314,000	362,766
CenterPoint Energy, Inc.
09/01/2049	3.700%	133,000	134,761
CMS Energy Corp.
03/01/2024	3.875%	250,000	263,534
02/15/2027	2.950%	370,000	372,864
03/31/2043	4.700%	115,000	131,888
03/01/2044	4.875%	115,000	139,012
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	253,000	274,729
DTE Energy Co.
10/01/2026	2.850%	920,000	936,877
Duke Energy Corp.
09/01/2046	3.750%	950,000	983,139
Duke Energy Indiana LLC
10/01/2049	3.250%	55,000	55,016
Emera U.S. Finance LP
06/15/2046	4.750%	324,000	374,852
FirstEnergy Corp.
07/15/2047	4.850%	65,000	77,490
Indiana Michigan Power Co.
07/01/2047	3.750%	135,000	146,713
Northern States Power Co.
05/15/2044	4.125%	115,000	133,736
Oncor Electric Delivery Co. LLC(b)
09/15/2049	3.100%	135,000	135,141
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Electric Co.(b)
06/01/2029	3.600%	80,000	84,874
PPL Capital Funding, Inc.
05/15/2026	3.100%	235,000	239,336
Southern California Edison Co.
10/01/2043	4.650%	170,000	195,831
03/01/2048	4.125%	110,000	119,598
Southern Co. (The)
07/01/2046	4.400%	615,000	683,702
Xcel Energy, Inc.
12/01/2026	3.350%	55,000	57,926
09/15/2041	4.800%	140,000	162,760
Total			6,066,545
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,060,000	1,111,922
Food and Beverage 0.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,090,000	1,300,494
Anheuser-Busch InBev Worldwide, Inc.
04/15/2058	4.750%	175,000	204,888
Bacardi Ltd.(b)
05/15/2038	5.150%	621,000	687,241
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	237,542
11/01/2048	5.400%	60,000	70,994
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	687,000	651,681
Mars, Inc.(b)
04/01/2059	4.200%	165,000	190,537
Molson Coors Brewing Co.
07/15/2046	4.200%	36,000	36,353
PepsiCo, Inc.
10/06/2046	3.450%	95,000	102,085
Sysco Corp.
04/01/2046	4.500%	65,000	75,344
03/15/2048	4.450%	30,000	34,995
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	89,753
Total			3,681,907
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	148,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2027	3.700%	190,000	201,140
12/15/2044	4.685%	126,000	146,584
Cardinal Health, Inc.
06/15/2047	4.368%	325,000	310,048
Cigna Corp.
12/15/2048	4.900%	421,000	481,656
CVS Health Corp.
03/25/2048	5.050%	654,000	743,830
McKesson Corp.
05/30/2029	4.750%	110,000	122,894
Thermo Fisher Scientific, Inc.(c)
10/01/2029	2.600%	232,000	231,128
Total			2,385,470
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	87,172
Anthem, Inc.
08/15/2044	4.650%	135,000	149,578
UnitedHealth Group, Inc.
08/15/2039	3.500%	667,000	696,419
Total			933,169
Independent Energy 0.0%
Apache Corp.
04/15/2043	4.750%	135,000	129,162
Canadian Natural Resources Ltd.
06/01/2047	4.950%	145,000	171,839
ConocoPhillips Co.
11/15/2044	4.300%	220,000	254,802
Hess Corp.
02/15/2041	5.600%	200,000	221,501
Noble Energy, Inc.
11/15/2043	5.250%	185,000	206,177
Noble Energy, Inc.(c)
10/15/2049	4.200%	60,000	58,970
Total			1,042,451
Integrated Energy 0.0%
Cenovus Energy, Inc.
06/15/2047	5.400%	90,000	101,258
Shell International Finance BV
05/11/2045	4.375%	320,000	387,219
Total			488,477

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	166,871
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	29,467
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	215,000	271,156
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	155,000	195,302
MetLife, Inc.
03/01/2045	4.050%	290,000	323,273
New York Life Insurance Co.(b)
Subordinated
05/15/2069	4.450%	125,000	145,725
Northwestern Mutual Life Insurance Co. (The)(b)
09/30/2059	3.625%	209,000	212,244
Prudential Financial, Inc.
03/13/2051	3.700%	327,000	337,498
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	234,278
05/15/2047	4.270%	132,000	149,977
Voya Financial, Inc.
06/15/2046	4.800%	215,000	247,173
Total			2,312,964
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2037	5.000%	100,000	107,284
05/15/2049	5.300%	223,000	246,711
Fox Corp.(b)
01/25/2039	5.476%	85,000	104,366
Walt Disney Co. (The)(b)
09/15/2044	4.750%	302,000	390,845
Walt Disney Co. (The)
09/01/2049	2.750%	99,000	95,006
Total			944,212
Midstream 0.0%
Enterprise Products Operating LLC
01/31/2050	4.200%	470,000	504,698
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	105,819
03/01/2043	5.000%	430,000	471,247
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	217,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	405,000	422,480
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	559,000	544,706
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	277,000	302,512
Western Gas Partners LP
08/15/2048	5.500%	170,000	150,938
Williams Companies, Inc. (The)
09/15/2045	5.100%	541,000	595,187
Total			3,315,083
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	173,000	209,792
05/15/2047	4.375%	265,000	296,774
Sempra Energy
06/15/2027	3.250%	95,000	97,441
02/01/2028	3.400%	185,000	191,054
Total			795,061
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	128,726
Pharmaceuticals 0.0%
AbbVie, Inc.
11/14/2048	4.875%	475,000	523,982
Allergan Funding SCS
06/15/2044	4.850%	160,000	171,928
Amgen, Inc.
06/15/2051	4.663%	415,000	483,360
Bristol-Myers Squibb Co.(b)
10/26/2049	4.250%	247,000	286,731
Celgene Corp.
02/20/2048	4.550%	50,000	60,164
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	305,796
Johnson & Johnson
01/15/2038	3.400%	190,000	205,432
Mylan NV
06/15/2046	5.250%	35,000	37,236
Pfizer, Inc.
03/15/2049	4.000%	190,000	219,252
Total			2,293,881

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	180,000	179,997
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	177,750
Total			357,747
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	72,368
CSX Corp.
09/15/2049	3.350%	440,000	430,533
Norfolk Southern Corp.
08/15/2052	4.050%	110,000	121,002
Union Pacific Corp.
10/01/2051	3.799%	185,000	198,016
09/10/2058	4.800%	80,000	97,687
08/15/2059	3.950%	225,000	239,909
Total			1,159,515
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	330,000	335,606
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	154,342
Lowe’s Companies, Inc.
05/03/2047	4.050%	285,000	303,446
Target Corp.
04/15/2046	3.625%	150,000	164,334
11/15/2047	3.900%	40,000	45,742
Walmart, Inc.
12/15/2047	3.625%	260,000	290,952
Total			958,816
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	287,000	295,467
01/15/2048	4.650%	110,000	116,876
Total			412,343
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	486,000	515,700
09/11/2049	2.950%	100,000	97,776
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	435,000	437,000
01/15/2028	3.500%	85,000	82,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
05/11/2047	4.100%	170,000	199,297
International Business Machines Corp.
05/15/2049	4.250%	430,000	495,992
Microsoft Corp.
08/08/2046	3.700%	559,000	640,011
Oracle Corp.
07/15/2046	4.000%	385,000	430,271
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	100,353
Total			2,999,339
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	182,284
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	285,000	306,042
FedEx Corp.
04/01/2046	4.550%	410,000	430,140
United Parcel Service, Inc.
09/01/2049	3.400%	230,000	232,207
Total			968,389
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	78,833
08/15/2029	3.800%	200,000	213,373
American Tower Corp.(c)
10/15/2049	3.700%	95,000	94,725
Rogers Communications, Inc.
05/01/2049	4.350%	230,000	264,660
Vodafone Group PLC
09/17/2050	4.250%	230,000	234,294
Total			885,885
Wirelines 0.0%
AT&T, Inc.
03/01/2039	4.850%	320,000	362,753
12/15/2042	4.300%	195,000	203,521
12/15/2043	5.350%	185,000	218,010
06/15/2045	4.350%	899,000	945,065
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	167,572

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2055	4.672%	915,000	1,096,645
Total			2,993,566
Total Corporate Bonds & Notes (Cost $41,871,535)			46,056,168

Equity Funds 47.2%
	Shares	Value ($)
International 11.7%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(d)	61,719,879	628,308,373
CTIVP® – DFA International Value Fund, Class 1 Shares(d)	25,346,211	230,397,055
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(d)	61,393,351	629,281,843
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(d)	22,359,962	231,872,804
Total		1,719,860,075
U.S. Large Cap 29.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	15,477,187	379,345,861
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	21,040,857	1,135,154,234
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	9,367,771	262,484,951
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	17,973,152	353,531,905
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(d),(e)	16,573,428	181,644,770
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	8,723,251	217,819,584
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	9,678,277	331,093,856
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	10,544,656	335,530,938
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	7,377,332	200,958,524
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	9,688,395	334,830,920
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	7,821,612	191,864,148
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(d),(e)	19,392,060	428,176,684
Total		4,352,436,375
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 3.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,288,727	99,615,540
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	4,066,805	98,742,032
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,683,836	134,145,051
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	4,747,464	137,249,184
Total		469,751,807
U.S. Small Cap 2.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(d)	4,302,640	61,613,812
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(d),(e)	3,729,460	60,454,548
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	656,825	14,482,984
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,076,159	140,966,892
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,073,570	138,863,598
Total		416,381,834
Total Equity Funds (Cost $5,347,236,734)		6,958,430,091

Exchange-Traded Funds 9.2%

iShares iBoxx $ Investment Grade Corporate Bond ETF	2,701,800	344,425,464
iShares MSCI EAFE ETF	5,468,292	356,587,321
SPDR S&P 500 ETF Trust	2,190,200	649,985,654
Total Exchange-Traded Funds (Cost $1,089,974,208)		1,350,998,439

Fixed-Income Funds 26.6%

Investment Grade 26.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	71,751,310	761,998,909
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	22,605,704	217,918,990
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	38,032,526	422,161,034
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	20,946,102	220,562,453
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	48,142,218	529,082,979

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	66,513,716	730,985,743
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	16,555,686	169,530,223
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	78,645,110	876,892,981
Total		3,929,133,312
Total Fixed-Income Funds (Cost $3,820,017,968)		3,929,133,312

Residential Mortgage-Backed Securities - Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	1,228,794,000	1,248,870,367
11/13/2049	3.500%	225,705,000	231,545,999
Total Residential Mortgage-Backed Securities - Agency (Cost $1,479,564,761)			1,480,416,366

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2039	3.500%	150,000	187,898
Total U.S. Treasury Obligations (Cost $162,131)			187,898
Options Purchased Puts 0.7%
Value ($)
(Cost $177,025,881)	106,545,000

Money Market Funds 15.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(f)	2,284,900,570	2,284,672,080
Total Money Market Funds (Cost $2,284,704,531)		2,284,672,080
Total Investments in Securities (Cost: $14,240,557,749)		16,156,439,354
Other Assets & Liabilities, Net		(1,400,302,432)
Net Assets		14,756,136,922

At September 30, 2019, securities and/or cash totaling $79,861,388 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	361	12/2019	USD	24,432,480	—	(414,428)
British Pound	1,132	12/2019	USD	87,248,900	—	(439,089)
Canadian Dollar	210	12/2019	USD	15,882,300	—	(91,014)
DAX Index	44	12/2019	EUR	13,652,100	82,137	—
Euro Stoxx 50	652	12/2019	EUR	23,178,600	327,166	—
FTSE 100 Index	767	12/2019	GBP	56,631,445	887,422	—
FTSE/MIB Index	109	12/2019	EUR	12,025,970	227,625	—
Japanese Yen	461	12/2019	USD	53,579,725	—	(559,516)
MSCI Singapore IX ETS	192	10/2019	SGD	6,897,600	—	(48,113)
S&P 500 E-mini	3,994	12/2019	USD	594,806,450	—	(6,060,815)
S&P 500 Index	244	12/2019	USD	181,688,500	—	(1,413,004)
South African Rand	400	12/2019	USD	25,096,000	—	(663,480)
SPI 200 Index	312	12/2019	AUD	52,119,600	—	(9,438)
TOPIX Index	247	12/2019	JPY	3,922,360,000	1,545,791	—
U.S. Long Bond	776	12/2019	USD	125,954,500	—	(1,551,810)
U.S. Treasury 10-Year Note	2,273	12/2019	USD	296,200,313	—	(2,561,671)
U.S. Treasury 2-Year Note	628	12/2019	USD	135,334,000	—	(315,193)
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	3,256	12/2019	USD	387,947,314	—	(2,092,061)
U.S. Ultra Treasury Bond	505	12/2019	USD	96,912,656	—	(1,662,037)
Total					3,070,141	(17,881,669)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	(5)	12/2019	USD	(685,156)	10,663	—
Hang Seng Index	(225)	10/2019	HKD	(292,972,500)	399,384	—
OMXS30 Index	(1,869)	10/2019	SEK	(307,964,475)	—	(129,545)
Russell 2000 E-mini	(370)	12/2019	USD	(28,212,500)	1,080,407	—
S&P 500 E-mini	(805)	12/2019	USD	(119,884,625)	1,217,579	—
S&P/TSX 60 Index	(475)	12/2019	CAD	(94,629,500)	150,544	—
Swiss Franc	(210)	12/2019	USD	(26,465,250)	231,535	—
U.S. Treasury 10-Year Note	(18)	12/2019	USD	(2,345,625)	20,211	—
U.S. Ultra Bond 10-Year Note	(16)	12/2019	USD	(2,278,500)	—	(4,762)
U.S. Ultra Treasury Bond	(28)	12/2019	USD	(5,373,375)	90,586	—
Total					3,200,909	(134,307)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	2,180,462,050	7,325	2,200.00	12/18/2020	59,747,537	35,965,750
S&P 500 Index	Deutsche Bank	USD	1,488,370,000	5,000	2,100.00	12/18/2020	46,992,671	19,150,000
S&P 500 Index	Deutsche Bank	USD	1,220,463,400	4,100	2,050.00	12/18/2020	32,371,241	13,796,500
S&P 500 Index	Deutsche Bank	USD	565,580,600	1,900	2,300.00	12/18/2020	13,918,268	11,789,500
S&P 500 Index	Deutsche Bank	USD	506,045,800	1,700	2,350.00	12/18/2020	12,211,166	11,772,500
S&P 500 Index	JPMorgan	USD	282,790,300	950	2,400.00	12/18/2020	5,989,839	7,324,500
S&P 500 Index	Deutsche Bank	USD	260,464,750	875	2,400.00	12/18/2020	5,795,159	6,746,250
Total							177,025,881	106,545,000
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $3,870,281, which represents 0.03% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	2,393,237,115	1,359,087,046	(1,467,423,591)	2,284,900,570	—	(64,844)	62,517	42,894,341	2,284,672,080
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,420,264	—	(943,077)	15,477,187	—	11,520,335	60,056,317	—	379,345,861
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	22,386,677	—	(1,345,820)	21,040,857	—	29,629,769	126,166,740	—	1,135,154,234
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,822,049	—	(454,278)	9,367,771	—	4,694,332	35,767,899	—	262,484,951
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	70,068,992	2,336,061	(653,743)	71,751,310	—	(399,550)	38,634,542	24,125,114	761,998,909
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	19,587,982	—	(1,614,830)	17,973,152	—	15,599,378	53,101,731	—	353,531,905
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,127,847	541,716	(63,859)	22,605,704	—	(54,473)	8,070,013	5,054,076	217,918,990
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,458,445	1,102,214	(1,528,133)	38,032,526	—	1,435,097	62,871,038	11,365,292	422,161,034
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,515,442	—	(226,715)	3,288,727	—	2,124,832	17,797,307	—	99,615,540
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	17,540,319	—	(966,891)	16,573,428	—	709,828	28,364,117	—	181,644,770
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,881,582	—	(1,158,331)	8,723,251	—	11,577,752	19,203,386	—	217,819,584
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	4,089,547	1,691	(24,433)	4,066,805	—	128,483	18,571,037	—	98,742,032
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	4,302,640	—	4,302,640	—	—	(1,936,188)	—	61,613,812
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	3,729,460	—	3,729,460	—	—	(3,095,452)	—	60,454,548
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,365,723	41,540	(5,750,438)	656,825	—	24,958,635	(6,764,108)	—	14,482,984
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,602,965	581,026	(237,889)	20,946,102	—	5,369	6,241,188	6,004,224	220,562,453
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	45,330,518	2,840,305	(28,605)	48,142,218	—	6,788	16,046,328	29,976,050	529,082,979
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	59,161,685	2,558,195	(1)	61,719,879	9,597,312	—	27,580,076	16,443,143	628,308,373
CTIVP® – DFA International Value Fund, Class 1 Shares
	23,652,561	1,693,650	—	25,346,211	6,956,325	—	(2,424,314)	8,170,661	230,397,055
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	59,464,420	1,928,931	—	61,393,351	3,141,783	—	26,208,774	16,459,577	629,281,843
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,796,030	—	(1,117,753)	9,678,277	—	14,922,474	45,594,400	—	331,093,856
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	11,733,134	—	(1,188,478)	10,544,656	—	20,831,746	42,524,217	—	335,530,938
CTIVP® – MFS® Value Fund, Class 1 Shares
	9,618,624	1,129	(2,242,421)	7,377,332	—	20,082,127	21,874,871	—	200,958,524
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,341,349	—	(1,652,954)	9,688,395	—	30,403,216	42,632,012	—	334,830,920
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,362,357	8,941	(2,549,686)	7,821,612	—	16,899,809	19,404,579	—	191,864,148
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	65,274,616	1,833,455	(594,355)	66,513,716	—	272,789	39,969,401	19,387,762	730,985,743
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,727,227	478	(43,869)	4,683,836	—	348,528	23,188,952	—	134,145,051
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	16,373,000	192,084	(9,398)	16,555,686	—	(1,418)	3,451,339	1,755,467	169,530,223
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,233,627	—	(486,163)	4,747,464	—	4,569,104	27,608,201	—	137,249,184
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	21,293,080	1,066,882	—	22,359,962	7,696,171	—	19,296,877	2,518,074	231,872,804
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	77,545,679	1,937,814	(838,383)	78,645,110	—	(108,200)	49,396,665	20,792,618	876,892,981
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	20,253,814	—	(861,754)	19,392,060	—	9,314,800	55,839,054	—	428,176,684
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,309,793	38,010	(271,644)	6,076,159	—	1,797,604	12,511,970	—	140,966,892
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,131,998	19,802	(78,230)	5,073,570	—	374,818	15,684,653	—	138,863,598
Total					27,391,591	221,579,128	949,500,139	204,946,399	13,172,235,483

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	9